Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

					Value of initial fixed $100 Investment (2)
Year	Reported Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (5)	Average Reported Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to other NEOs (1)(5)	Company Total Shareholder Return	Peer Group Shareholder Return (3)	Net Income (in millions)	PF Op Income (in millions) (4)
2022	$7,130,474	$19,432,713	$3,160,306	$5,746,805	$260.04	$137.05	$(14.3)	$256.2
2021	$5,761,497	$13,591,885	$1,538,175	$1,940,042	$213.36	$219.49	$18.3	$210.5
2020	$5,377,663	$6,454,443	$2,291,740	$2,827,485	$126.75	$145.23	$(40.5)	$181.8

(1)	The NEOs for each applicable year are:

•
2022: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, John Shinn, and Keith Jones. Mr. Jones resigned from his position as Vice President, Finance, and Interim Chief Financial Officer effective as of August 5, 2022

•
2021: PEO: Luc Seraphin. Other NEOs: Sean Fan, John Shinn, Keith Jones, Jae Kim, and Rahul Mathur. Mr. Kim resigned from his position as Senior Vice President, General Counsel and Secretary effective as of February 19, 2021. Mr. Mathur resigned from his position of Senior Vice President, Finance and Chief Financial Officer effective as of November 15, 2021

•	2020: PEO: Luc Seraphin. Other NEOs: Sean Fan, Jae Kim, and Rahul Mathur

(2)	Cumulative TSR is measured as of a base period of December 31, 2019
(3)
The peer group used for relative TSR is the RDG Semiconductor Composite Index, comprising 77 constituent companies, which is the same peer group the Company uses for its Item 201(e) of Regulation
S-K
disclosure

(4)
The Company-selected measure is

pro-forma
operating income, as described in our CD&A section of the proxy.

Pro-forma

operating income is a

non-GAAP

measure that consists of GAAP operating income, adjusted for stock-based compensation expense, amortization expense, certain acquisition related expenses, retention bonuses, restructuring expenses, impairment charges, non-cash

interest expense and certain other

one-time

or extraordinary expenses or credits and, as described in the CD&A section of the proxy, was also adjusted for Customer Licensing Income. Other one-time

or extraordinary expense or income items may be excluded from pro-forma

operating income as determined by the Compensation and Human Resources Committee
.

(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine
CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CA
P (a
djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive requirement plans and does not pay dividends on equity award
s, and d
ue to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years
2022	PEO	$7,130,474	$5,857,203	$8,872,767	$3,476,967	$0	$5,809,709
	Other NEOs*	$3,160,306	$2,492,078	$4,235,555	$430,855	$0	$412,167
2021	PEO	$5,761,497	$4,511,773	$6,755,857	$3,551,346	$0	$2,034,959
	Other NEOs*	$1,538,175	$1,055,024	$774,181	$324,841	$0	$357,869
2020	PEO	$5,377,663	$4,050,500	$4,009,500	$1,041,477	$0	$76,303
	Other NEOs*	$2,291,740	$1,369,477	$1,377,093	$507,449	$0	$20,680

Company Selected Measure Name	pro-forma operating income
Named Executive Officers, Footnote [Text Block]
(1)	The NEOs for each applicable year are:

•
2022: PEO: Luc Seraphin. Other NEOs: Desmond Lynch, Sean Fan, John Shinn, and Keith Jones. Mr. Jones resigned from his position as Vice President, Finance, and Interim Chief Financial Officer effective as of August 5, 2022

•
2021: PEO: Luc Seraphin. Other NEOs: Sean Fan, John Shinn, Keith Jones, Jae Kim, and Rahul Mathur. Mr. Kim resigned from his position as Senior Vice President, General Counsel and Secretary effective as of February 19, 2021. Mr. Mathur resigned from his position of Senior Vice President, Finance and Chief Financial Officer effective as of November 15, 2021

•	2020: PEO: Luc Seraphin. Other NEOs: Sean Fan, Jae Kim, and Rahul Mathur

Peer Group Issuers, Footnote [Text Block]	The peer group used for relative TSR is the RDG Semiconductor Composite Index, comprising 77 constituent companies, which is the same peer group the Company uses for its Item 201(e) of Regulation
S-K
	disclosure
PEO Total Compensation Amount	$ 7,130,474	$ 5,761,497	$ 5,377,663
PEO Actually Paid Compensation Amount	$ 19,432,713	13,591,885	6,454,443
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine
CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CA
P (a
djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive requirement plans and does not pay dividends on equity award
s, and d
ue to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years
2022	PEO	$7,130,474	$5,857,203	$8,872,767	$3,476,967	$0	$5,809,709
	Other NEOs*	$3,160,306	$2,492,078	$4,235,555	$430,855	$0	$412,167
2021	PEO	$5,761,497	$4,511,773	$6,755,857	$3,551,346	$0	$2,034,959
	Other NEOs*	$1,538,175	$1,055,024	$774,181	$324,841	$0	$357,869
2020	PEO	$5,377,663	$4,050,500	$4,009,500	$1,041,477	$0	$76,303
	Other NEOs*	$2,291,740	$1,369,477	$1,377,093	$507,449	$0	$20,680

Non-PEO NEO Average Total Compensation Amount	$ 3,160,306	1,538,175	2,291,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,746,805	1,940,042	2,827,485
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine
CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CA
P (a
djustments for pension or dividend payments are not covered, as Rambus does not have supplemental executive requirement plans and does not pay dividends on equity award
s, and d
ue to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above
):

			Equity Awards
Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years
2022	PEO	$7,130,474	$5,857,203	$8,872,767	$3,476,967	$0	$5,809,709
	Other NEOs*	$3,160,306	$2,492,078	$4,235,555	$430,855	$0	$412,167
2021	PEO	$5,761,497	$4,511,773	$6,755,857	$3,551,346	$0	$2,034,959
	Other NEOs*	$1,538,175	$1,055,024	$774,181	$324,841	$0	$357,869
2020	PEO	$5,377,663	$4,050,500	$4,009,500	$1,041,477	$0	$76,303
	Other NEOs*	$2,291,740	$1,369,477	$1,377,093	$507,449	$0	$20,680

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Tabular List of Performance Measures

Pro-forma Operating Income

Relative TSR

Product Revenue

Total Shareholder Return Amount	$ 260.04	213.36	126.75
Peer Group Total Shareholder Return Amount	137.05	219.49	145.23
Net Income (Loss)	$ (14,300,000)	$ 18,300,000	$ (40,500,000)
Company Selected Measure Amount	256.2	210.5	181.8
PEO Name	Luc Seraphin	Luc Seraphin	Luc Seraphin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pro-forma Operating Income
Non-GAAP Measure Description [Text Block]
(4)
The Company-selected measure is

pro-forma
operating income, as described in our CD&A section of the proxy.

Pro-forma

operating income is a

non-GAAP

measure that consists of GAAP operating income, adjusted for stock-based compensation expense, amortization expense, certain acquisition related expenses, retention bonuses, restructuring expenses, impairment charges, non-cash

interest expense and certain other

one-time

or extraordinary expenses or credits and, as described in the CD&A section of the proxy, was also adjusted for Customer Licensing Income. Other one-time

or extraordinary expense or income items may be excluded from pro-forma

operating income as determined by the Compensation and Human Resources Committee
.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Product Revenue
PEO [Member] | SCT Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,857,203)	$ (4,511,773)	$ (4,050,500)
PEO [Member] | Add Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,872,767	6,755,857	4,009,500
PEO [Member] | Add Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,476,967	3,551,346	1,041,477
PEO [Member] | Add Change in Value of Vested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,809,709	2,034,959	76,303
Non-PEO NEO [Member] | SCT Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,492,078)	(1,055,024)	(1,369,477)
Non-PEO NEO [Member] | Add Year End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,235,555	774,181	1,377,093
Non-PEO NEO [Member] | Add Change in Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	430,855	324,841	507,449
Non-PEO NEO [Member] | Add Change in Value of Vested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 412,167	$ 357,869	$ 20,680